SUPPLEMENT TO THE

FIDELITY® SELECT PORTFOLIOS®

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2005

Rajiv Kaul has replaced Harlan Carere as the portfolio manager of Select Biotechnology Portfolio. All references of Harlan Carere with respect to management of Biotechnology Portfolio are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 69.

The following table provides information relating to other accounts managed by Mr. Kaul as of October 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 1,648	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Biotechnology Portfolio ($1,594 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on Page 76.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of October 31, 2005
Rajiv Kaul	Biotechnology	None

James S. Morrow has replaced Naved Khan as the portfolio manager of Select Computers Portfolio. All references of Naved Khan are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 70.

The following table provides information relating to other accounts managed by Mr. Morrow as of August 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 5,225	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Computers Portfolio ($588 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on Page 76.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of August 31, 2005
James S. Morrow	Computers	None

SELB-06-01 February 2, 2006
1.475630.123

Christopher S. Bartel has replaced Matthew Friedman as the portfolio manager of Select Cyclical Industries Portfolio. All references of Matthew Friedman are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 70.

The following table provides information relating to other accounts managed by Mr. Bartel as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 330	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Select Cyclical Industries Portfolio ($65 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on Page 76.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of December 31, 2005
Christopher S. Bartel	Cyclical Industries	None

Andrew G. Hatem has replaced Christopher S. Bartel as the portfolio manager of Select Defense and Aerospace Portfolio.

The following information supplements the similar information found in the "Management Contracts" section on page 71.

The following table provides information relating to other accounts managed by Mr. Hatem as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 875	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Select Defense and Aerospace Portfolio ($804 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on Page 76.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of December 31, 2005
Andrew G. Hatem	Defense and Aerospace	None

John P. Dowd has replaced Nathan Strik as the portfolio manager of Select Energy Service Portfolio. All references of Nathan Strik are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 71.

The following table provides information relating to other accounts managed by Mr. Dowd as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 1,467	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Select Energy Service Portfolio ($1,467 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on Page 76.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of December 31, 2005
John P. Dowd	Energy Service	None

Charles Hebard has replaced Matthew Fruhan as the portfolio manager of Select Financial Services Portfolio. All references of Matthew Fruhan are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 72.

The following table provides information relating to other accounts managed by Mr. Hebard as of April 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 1,044	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Financial Services Portfolio ($436 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on Page 76.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2005
Charles Hebard	Financial Services	None

Gopal Reddy has replaced Aaron Cooper as the portfolio manager of Leisure Portfolio. All references of Aaron Cooper with respect to management of Leisure Portfolio are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 73.

The following table provides information relating to other accounts managed by Mr. Reddy as of October 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 190	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Leisure Portfolio ($ 190 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on Page 76.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of October 31, 2005
Gopal Reddy	Leisure	$10,001-$50,000

James McElligott has replaced Matthew Friedman as the portfolio manager of Select Natural Gas Portfolio.

The following information supplements the similar information found in the "Management Contracts" section on page 70.

The following table provides information relating to other accounts managed by Mr. McElligott as of October 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 1,763	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Natural Gas Portfolio ($1,763 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on Page 76.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of October 31, 2005
James McElligott	Natural Gas	None